UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“RQI-NQ inserts”

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCK—REAL ESTATE 115.5%
DIVERSIFIED 8.3%
American Assets Trust (a),(b)	363,105	$6,517,735
BGP Holdings PLC (EUR) (Australia)(c),(d),(e)	3,927,678	0
Forest City Enterprises (a),(b),(e)	913,128	9,733,944
Vornado Realty Trust (a),(b)	795,927	59,392,073
		75,643,752
HEALTH CARE 17.6%
Cogdell Spencer (a),(f)	1,348,777	5,084,889
HCP (a),(b)	1,751,431	61,405,171
Health Care REIT (a),(b)	155,980	7,299,864
Healthcare Realty Trust	445,700	7,510,045
Senior Housing Properties Trust (a)	976,557	21,035,038
Ventas (a),(b)	1,160,076	57,307,754
		159,642,761
HOTEL 5.2%
Hersha Hospitality Trust (a)	2,000,699	6,922,419
Hospitality Properties Trust (a),(b)	327,569	6,954,290
Host Hotels & Resorts (a),(b)	1,061,702	11,615,020
Hyatt Hotels Corp., Class A (a),(e)	521,298	16,353,118
RLJ Lodging Trust	462,600	5,907,402
		47,752,249
INDUSTRIAL 4.3%
First Industrial Realty Trust (a),(e)	430,900	3,447,200
ProLogis (a),(b)	1,460,668	35,421,199
		38,868,399

	Number of Shares	Value

OFFICE 15.9%
Boston Properties (a),(b)	586,568	$52,263,209
Brandywine Realty Trust (a)	809,291	6,482,421
Douglas Emmett (a),(b)	842,746	14,410,957
Hudson Pacific Properties (f)	625,596	7,275,681
Kilroy Realty Corp. (a)	405,712	12,698,786
Liberty Property Trust (a),(b)	819,925	23,868,017
Mack-Cali Realty Corp. (a)	292,394	7,821,539
SL Green Realty Corp. (a),(b)	329,397	19,154,435
		143,975,045
RESIDENTIAL 24.0%
APARTMENT 22.6%
Apartment Investment & Management Co. (a),(b)	1,137,351	25,158,204
Associated Estates Realty Corp. (a),(b)	693,990	10,729,085
AvalonBay Communities (a),(b)	300,872	34,314,452
BRE Properties (a),(b)	233,675	9,893,800
Campus Crest Communities (a)	593,937	6,462,035
Education Realty Trust (a),(b)	757,961	6,510,885
Equity Residential (a),(b)	1,231,770	63,891,910
Home Properties (a)	286,600	16,267,416
Post Properties (a)	263,487	9,153,538
UDR (a)	1,007,550	22,307,157
		204,688,482
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties (a)	203,056	12,731,611
TOTAL RESIDENTIAL		217,420,093
SELF STORAGE 6.3%
CubeSmart (a)	1,939,538	16,544,259
Public Storage (a),(b)	362,566	40,371,724
		56,915,983

	Number of Shares	Value

SHOPPING CENTER 31.6%
COMMUNITY CENTER 12.7%
Acadia Realty Trust (a),(b)	365,649	$6,837,636
DDR Corp. (a)	1,597,083	17,408,205
Federal Realty Investment Trust (a),(b)	245,627	20,242,121
Kimco Realty Corp. (a),(b)	1,801,539	27,077,131
Ramco-Gershenson Properties Trust	601,660	4,933,612
Regency Centers Corp. (a)	620,055	21,906,543
Urstadt Biddle Properties, Class A	409,097	6,533,279
Weingarten Realty Investors	465,955	9,864,268
		114,802,795
REGIONAL MALL 18.9%
General Growth Properties (a),(b)	2,008,037	24,297,247
Simon Property Group (a),(b)	1,255,444	138,073,731
Westfield Group (Australia)(d)	802,900	5,954,067
Westfield Retail Trust (Australia)(d)	1,459,900	3,397,585
		171,722,630
TOTAL SHOPPING CENTER		286,525,425
SPECIALTY 2.3%
Digital Realty Trust (a),(b)	192,802	10,634,958
DuPont Fabros Technology (a),(b)	505,594	9,955,146
		20,590,104
TOTAL COMMON STOCK (Identified cost—$923,864,150)		1,047,333,811
PREFERRED SECURITIES—$25 PAR VALUE 26.8%
FINANCE—MORTGAGE LOAN/BROKER 0.5%
Countrywide Capital IV, 6.75%, due 4/1/33	110,000	2,110,900
Countrywide Capital V, 7.00%, due 11/1/36	139,068	2,670,106
		4,781,006

	Number of Shares	Value

INSURANCE 0.8%
MULTI-LINE—FOREIGN 0.5%
ING Groep N.V., 7.05%(a)	165,000	$3,093,750
ING Groep N.V., 7.375%	100,000	1,912,000
		5,005,750
REINSURANCE—FOREIGN 0.3%
Endurance Specialty Holdings Ltd., 7.50%, Series B	98,500	2,424,085
TOTAL INSURANCE		7,429,835
INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Qwest Corp., 7.375%, due 6/1/51	100,000	2,509,000
Qwest Corp., 7.50%, due 9/15/51	190,000	4,727,200
		7,236,200
REAL ESTATE 24.7%
DIVERSIFIED 3.1%
Capital Lease Funding, 8.125%, Series A (a)	112,000	2,612,960
Cousins Properties, 7.75%, Series A	60,000	1,480,800
DuPont Fabros Technology, 7.875%, Series A (a)	200,000	5,114,000
DuPont Fabros Technology, 7.625%, Series B (a)	150,000	3,759,000
Lexington Realty Trust, 6.50%, Series C ($50 par value) (a)	76,395	3,140,216
Lexington Realty Trust, 7.55%, Series D (a)	515,025	12,334,849
		28,441,825
HEALTH CARE 1.8%
Cogdell Spencer, 8.50%, Series A	80,000	1,883,600
Health Care REIT, 7.875%, Series D (a)	88,600	2,261,072
Health Care REIT, 7.625%, Series F (a)	371,254	9,478,115
Health Care REIT, 6.50%, Series I ($50 Par Value) (Convertible)	60,000	2,778,000
		16,400,787

	Number of Shares	Value

HOTEL 4.8%
Ashford Hospitality Trust, 9.00%, Series E (a)	405,000	$9,752,400
Hersha Hospitality Trust, 8.00%, Series B (a)	150,000	3,351,000
Hospitality Properties Trust, 8.875%, Series B (a),(b)	94,825	2,431,787
Hospitality Properties Trust, 7.00%, Series C (a)	163,499	4,007,360
LaSalle Hotel Properties, 7.25%, Series G (a)	350,195	8,485,225
LaSalle Hotel Properties, 7.50%, Series H	99,900	2,449,548
Pebblebrook Hotel Trust, 7.875%, Series A (a)	220,000	5,418,600
Sunstone Hotel Investors, 8.00%, Series A (a)	160,450	3,648,633
Sunstone Hotel Investors, 8.00%, Series D	180,000	3,839,400
		43,383,953
INDUSTRIAL 1.1%
First Industrial Realty Trust, 7.25%, Series J (a),(f)	121,000	2,663,210
First Potomac Realty Trust, 7.75%, Series A (a)	100,000	2,420,000
Monmouth Real Estate Investment Corp., 7.63%, Series A (c)	200,000	4,952,000
		10,035,210
OFFICE 3.4%
BioMed Realty Trust, 7.375%, Series A (a)	224,499	5,581,045
CommonWealth REIT, 6.50%, Series D (Convertible) (a)	173,800	3,547,258
Corporate Office Properties Trust, 7.625%, Series J (a)	263,900	6,579,027
Cousins Properties, 7.50%, Series B (a)	307,775	7,445,077
Kilroy Realty Corp., 7.50%, Series F (a)	133,800	3,343,662
SL Green Realty Corp., 7.625%, Series C (a)	165,034	4,059,837
		30,555,906
RESIDENTIAL 4.6%
APARTMENT 4.1%
Alexandria Real Estate Equities, 7.00%, Series D (a)	200,000	4,850,000
Apartment Investment & Management Co., 8.00%, Series T (a)	148,861	3,763,206
Apartment Investment & Management Co., 7.75%, Series U (a)	1,024,750	25,393,305
Apartment Investment & Management Co., 8.00%, Series V (a)	150,900	3,798,153
		37,804,664

	Number of Shares	Value
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties, 8.034%, Series A(a)	170,000	$4,246,600
TOTAL RESIDENTIAL		42,051,264
SHOPPING CENTER 5.3%
COMMUNITY CENTER 2.4%
Cedar Shopping Centers, 8.875%, Series A(a)	200,000	4,730,000
DDR Corp., 7.375%, Series H(a)	284,331	6,687,465
Kite Realty Group Trust, 8.25%, Series A	100,000	2,250,000
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value) (Convertible)	135,000	5,179,950
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	30,000	3,142,950
		21,990,365
REGIONAL MALL 2.9%
CBL & Associates Properties, 7.75%, Series C(a)	155,000	3,749,450
CBL & Associates Properties, 7.375%, Series D(a)	726,988	16,771,613
Simon Property Group, 8.375%, Series J ($50 par value)(c)	80,941	5,442,473
		25,963,536
TOTAL SHOPPING CENTER		47,953,901
SPECIALTY 0.6%
Entertainment Properties Trust, 9.00%, Series E(a)	191,000	5,032,850
TOTAL REAL ESTATE		223,855,696
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$241,054,629)		243,302,737
PREFERRED SECURITIES—CAPITAL SECURITIES 4.3%
BANK 1.6%
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	3,946,564
Citigroup Capital XXI, 8.30%, due 12/21/57	3,787,000	3,720,728
Farm Credit Bank of Texas, 10.00%, due 12/15/20 ($1000 par value), Series I(a)	6,000	6,943,125
		14,610,417

	Number of Shares	Value
BANK—FOREIGN 0.3%
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A (United Kingdom)(g)	4,300,000	$2,902,500
FINANCE—CREDIT CARD 0.3%
Capital One Capital VI, 8.875%, due 5/15/40	2,500,000	2,549,330
INSURANCE 1.8%
MULTI-LINE 0.4%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(g)	4,000,000	3,960,000
PROPERTY CASUALTY 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	5,525,000	4,889,625
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(g)	3,110,000	3,732,000
		8,621,625
REINSURANCE—FOREIGN 0.4%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(g)	4,640,000	4,025,200
TOTAL INSURANCE		16,606,825
REAL ESTATE—DIVERSIFIED 0.3%
IVG Immobilien AG, 8.00% (Germany)(c)	3,500,000	2,790,029
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$41,127,121)		39,459,101

	Principal Amount
CORPORATE BONDS 2.7%
REAL ESTATE
INDUSTRIAL 0.7%
Country Garden Holdings Co., 11.125%, due 2/23/18, 144A (Hong Kong)(a),(c),(g)	$2,000,000	1,540,000
First Industrial LP, 7.60%, due 7/15/28(a)	5,081,000	4,824,699
		6,364,699
OFFICE 0.8%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(c),(g)	7,500,000	7,425,000

	Principal Amount	Value
SHOPPING CENTER 1.2%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(a),(c),(g)	4,000,000	$4,120,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(a),(g)	7,415,000	6,784,725
		10,904,725
TOTAL CORPORATE BONDS (Identified cost—$25,533,075)		24,694,424

		Number of Shares
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(h)		6,700,053	6,700,053
Federated Government Obligations Fund, 0.01%(h)		6,700,056	6,700,056
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,400,109)			13,400,109

TOTAL INVESTMENTS (Identified cost—$1,244,979,084)	150.8%		1,368,190,182

LIABILITIES IN EXCESS OF OTHER ASSETS	(50.8)		(461,075,116)

NET ASSETS (Equivalent to $8.25 per share based on 109,998,718 shares of common stock outstanding)	100.0%		$907,115,066

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a)	A portion of the security is pledged in connection with the revolving credit agreement: $940,011,455 has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $404,857,831.
(c)	Illiquid security. Aggregate holdings equal 3.2% of net assets of the Fund.

(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 1.0% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(e)	Non-income producing security.
(f)	A portion of the security is segregated as collateral for interest rate swap transactions: $11,064,000 has been segregated as collateral.
(g)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.3% of net assets of the Fund, of which 1.4% are illiquid.
(h)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2011 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(resets monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation

Merrill Lynch Derivative Products Ag(b)	$15,000,000	2.934%	0.235%	July 25, 2012	$(318,954)
Merrill Lynch Derivative Products Ag(b)	$35,000,000	3.430%	0.232%	November 22, 2012	(1,245,217)
Merrill Lynch Derivative Products Ag(b)	$88,000,000	3.600%	0.239%	January 29, 2014	(6,347,760)
Royal Bank of Canada	$20,000,000	3.615%	0.229%	January 16, 2013	(860,233)
Royal Bank of Canada	$70,000,000	1.865%	0.226%	June 13, 2015	(2,751,959)
Royal Bank of Canada	$46,000,000	2.474%	0.225%	February 10, 2016	(3,002,535)
UBS AG	$5,000,000	3.600%	0.230%	January 17, 2013	(213,069)
UBS AG	$13,000,000	3.639%	0.230%	April 17, 2013	(661,412)
UBS AG	$30,000,000	3.615%	0.239%	February 28, 2014	(2,239,306)
					$(17,640,445)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2011.

(b) Cash in the amount of $8,225,000 has been pledged as collateral.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 1.0% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Real Estate - Shopping Center - Regional Mall	$171,722,630	$162,370,978	$9,351,652	$—
Common Stock - Other Industries	875,611,181	875,611,181	—	—
Preferred Securities - $25 Par Value	243,302,737	243,302,737	—	—
Preferred Securities - Capital Securities	39,459,101	—	39,459,101	—
Corporate Bonds - Real Estate - Shopping Center	10,904,725	—	4,120,000	6,784,725
Corporate Bonds - Other Industries	13,789,699	—	13,789,699	—
Money Market Funds	13,400,109	—	13,400,109	—
Total Investments	$1,368,190,182	$1,281,284,896	$80,120,561	$6,784,725
Other Financial Instruments*	$(17,640,445)	$—	$(17,640,445)	$—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - Bank	Corporate Bonds - Real Estate - Office	Corporate Bonds - Real Estate - Shopping Center
Balance as of December 31, 2010	$9,848,500	$2,386,000	$7,462,500	$—
Realized loss	(68,414)	(68,414)	—	—
Change in unrealized depreciation	(37,500)	—	(37,500)	—
Sales	(2,317,586)	(2,317,586)	—	—
Transfers into Level 3	6,784,725	—	—	6,784,725
Transfers out of Level 3	(7,425,000)	—	(7,425,000)	—
Balance as of September 30, 2011	$6,784,725	—	—	$6,784,725

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock and corporate bonds have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors. Transfers are recognized at the end of the period.

Note 2. Derivative Instruments: The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Interest rate contracts	$(17,640,445)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,244,979,084
Gross unrealized appreciation	$183,926,912
Gross unrealized depreciation	(60,715,814)
Net unrealized appreciation	$123,211,098

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011